Stock Based Compensation (Summary of estimated fair values of warrant liabilities) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Beginning balance	$ 0
Issuance of warrants	437,399
Mark-to-market adjustment	4,432,734
Exercise of Warrants	(4,681,658)
Ending balance	$ 188,475